Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Trade and Other Payables
(1) Details of trade and other payables as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Current liabilities
Trade payables	￦	1,150,515	￦	1,297,752
Other payables		6,182,650		6,757,170

Total	￦	7,333,165	￦	8,054,922

Non-current liabilities
Trade payables	￦	—	￦	3,202
Other payables		1,064,099		816,356

Total	￦	1,064,099	￦	819,558

Summary of Other Payables
(2)	Details of other payables as of December 31, 2022 and 2023 are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Non-trade payables 1	￦	4,981,300	￦	5,207,165
Accrued expenses		1,234,023		1,267,700
Operating deposits		818,603		880,810
Others		212,823		217,851
Less: non-current		(1,064,099)		(816,356)

Current	￦	6,182,650	￦	6,757,170

1	As of December 31, 2023, credit sale liabilities amounting to ￦ 2,314,077 million (December 31, 2022: ￦ 1,754,075 million) held by BC Card Co., Ltd. (a subsidiary of the Group) are included.